Dividend - Summary of Dividends Payable to Equity Shareholders of the Company Attributable to the Year (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend [abstract]
Final dividend proposed after the end of the reporting period of RMB 0.10 per ordinary share (2020: RMB 0.10 per ordinary share)	¥ 1,082,381	¥ 1,082,381